Accrued Expenses and Other Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
7.     Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Accrued tenant improvements	$26,891	$11,802
Real estate taxes payable	18,899	13,385
Prepaid tenant rent	17,429	20,510
Interest payable	10,011	12,264
Deferred compensation	8,687	9,209
Property operating expense payable	7,667	7,752
Accrued CIP	6,902	4,794
Other liabilities	21,771	16,673

Total	$118,257	$96,389

8.	Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following as of December 31, 2019 and 2018:

	December 31,
	2019	2018
Real estate taxes payable	$13,385	$23,258
Prepaid tenant rent	20,510	15,204
Deferred compensation	9,209	—
Interest payable	12,264	9,310
Property operating expense payable	7,752	9,159
Accrued CIP	16,596	4,662
Other liabilities	16,673	19,023

Total	$96,389	$80,616

Deferred Compensation Plan
The Company maintains a voluntary, contributory, nonqualified deferred compensation plan which, for each year, permits key employees to defer a percentage of their compensation. The retirement benefit to be provided under the plan is a function of the participant’s deferred compensation and earnings thereupon. The plan is designed to primarily fund the retirement benefit liability through maintenance of certain investments, including participant cash deferrals. The liability to the deferred compensation plan participants as of December 31, 2019 was $9.2 million and is included in “Accrued expenses and other liabilities” in the consolidated balance sheet. The Company has certain investments, including corporate-owned life insurance policies (“COLI”), which had a market value that offset the participant liabilities.